Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

March 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

         Re:       Eaton Vance Municipal Income Trust (the “Fund” or the “Registrant”)

Registration Statement on Form N-2 (333-233835; 811-09141)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement filed on September 19, 2019 on Form N-2 with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act (Accession No. 0000940394-19-001272) (the “Shelf Registration Statement”).

The total registration fee for purposes of this filing is $[ ], of which $[ ] has been wired through the FEDWIRE system to the Securities and Exchange Commission (the “SEC”). The Amendment transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Shelf Registration Statement is being amended for the purpose of responding to comments provided by Lisa Larkin of the SEC’s Division of Investment Management to the undersigned telephonically on October 18, 2019, and to make certain other non-material changes as marked therein. We request that the Staff review the Amendment as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments. Capitalized terms have the same meaning as defined in the Amendment, unless otherwise indicated. The comments and the Fund’s responses are set forth as follows:

  Comment: Please confirm that for a period of at least one year, the Fund does not intend to issue preferred shares.

Response: The Fund so confirms.

  Comment: The Prospectus states that the Fund may engage in total return swaps. When the Fund engages in total return swaps, it needs to set aside an appropriate amount of liquid assets as determined by the SEC and Staff guidance to address Section 18 of the 1940 Act concerns. Be aware that the SEC could issue a new rule and/or guidance related to the Fund’s use of derivatives, which could impact the manner in which the Fund operates.

Response: The Fund acknowledges this comment.

  Comment: The section of the Fund’s Statement of Additional Information titled “Investment Restrictions” includes the following statement:

For purposes of construing restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the Trust’s prospectus and this SAI, the Trust may invest more than 25% of its total assets in certain types of bonds, such as revenue bonds, and economic sectors, such as housing, hospitals and other health care facilities, industrial development bonds, electrical utility revenue obligations and private activity securities. The Trust reserves the right to invest more than 25% of total assets in each of these sectors.

Please explain supplementally why the referenced language refers to “certain types of bonds, such as revenue bonds, and economic sectors, such as housing, hospitals and other healthcare facilities, industrial development bonds, electrical utility revenue obligations and private activity securities” in light of the fact that the referenced restriction limits the Fund’s ability to concentrate in an industry, rather than an economic sector.

Response: The Fund has included the referenced language regarding economic sectors in order to clarify that although the Fund has a fundamental policy not to invest more than 25% of its total assets in any one industry, it may invest more than 25% in one or more economic sectors because such sectors are not considered to be separate industries for purposes of this policy.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-6573.

Sincerely,

/s/ Sarah H. McLaughlin

Sarah H. McLaughlin, Esq.

Assistant Vice President